UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08039

           Third Avenue Trust

(Exact name of registrant as specified in charter)

  675 Third Avenue, Suite 2900-05, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

          Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 443-1021

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

SEMI-ANNUAL REPORT

April 30, 2024

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL & SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual shareholder reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Redesigned Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the Fund’s Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund’s Redesigned Reports via USPS mail for all Reports transmitted after July 2024. If you would like to receive the Fund’s Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please call (800) 443-1021.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 5

Third Avenue Real Estate Value Fund	Page 8

Third Avenue International Real Estate Value Fund	Page 12

Statements of Assets and Liabilities	Page 14

Statements of Operations	Page 16

Statements of Changes in Net Assets	Page 17

Financial Highlights	Page 19

Notes to Financial Statements	Page 38

Annual Renewal of Investment Advisory Agreements	Page 74

Statement Regarding Liquidity Risk Management Program	Page 78

Schedule of Shareholder Expenses	Page 80

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 89.03%
	Automotive - 6.73%
295,243	Bayerische Motoren Werke AG (Germany)	$32,166,528
277,119	Mercedes-Benz Group AG (Germany)	20,961,523

		53,128,051

	Banks - 12.70%
2,998,475	Bank of Ireland Group PLC (Ireland)	31,992,010
2,184,235	Close Brothers Group PLC (United Kingdom)	12,429,281
414,147	Comerica, Inc.	20,777,755
2,198,228	Deutsche Bank AG (Germany)	35,111,215

		100,310,261

	Brokerages & Exchanges - 1.00%
4,227,162	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	7,920,955

	Building Products - 5.84%
739,479	Buzzi SpA (Italy)	26,643,658
851,200	Taiheiyo Cement Corp. (Japan)	19,469,076

		46,112,734

	Capital Equipment - 3.30%
268,800	Horiba, Ltd. (Japan)	26,078,740

	Consumer Products - 1.96%
525,088	Fila Holdings Corp. (South Korea)	15,457,337

	Diversified Holding Companies - 5.89%
4,135,655	CK Hutchison Holdings, Ltd. (Cayman Islands)	20,085,950
771,000	Jardine Cycle & Carriage, Ltd. (Singapore)	14,878,952
3,318,103	Quinenco S.A. (Chile)	11,560,567

		46,525,469

	Energy - Refining & Marketing - 1.84%
2,905,135	Ultrapar Participacoes S.A. (Brazil)	14,529,591

	Financial Services - 2.35%
481,253	Lazard, Inc.	18,528,241

	Forest Products & Paper - 1.35%
842,646	Interfor Corp. (Canada) (a)	10,693,368

	Insurance - 2.71%
716,482	Old Republic International Corp.	21,394,153

	Media - 2.45%
31,680,582	S4 Capital PLC (United Kingdom) (a)(b)	19,373,619

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining - 15.64%
7,562,750	Capstone Copper Corp. (Canada) (a)	$52,353,907
2,255,391	Lundin Mining Corp. (Canada)	25,754,365
665,308	Warrior Met Coal, Inc.	45,473,802

		123,582,074

	Non-U.S. Real Estate Operating Companies - 2.00%
23,698,500	Genting Singapore, Ltd. (Singapore)	15,815,678

	Oil & Gas Production & Services - 12.89%
5,506,445	Harbour Energy PLC (United Kingdom)	19,677,181
1,470,607	Subsea 7, S.A. (Luxembourg)	23,658,765
375,892	Tidewater, Inc. (a)	34,525,680
368,192	Valaris, Ltd. (Bermuda) (a)	23,954,572

		101,816,198

	Retail - 2.14%
1,309,200	Seven & i Holdings Co., Ltd. (Japan)	16,916,436

	Transportation & Logistics - 8.24%
251,900,377	Cia Sud Americana de Vapores S.A. (Chile)	19,652,454
4,579,913	easyJet PLC (United Kingdom)	30,676,488
623,225	Hawaiian Holdings, Inc. (a)	7,914,957
226,500	PALTAC Corp. (Japan)	6,855,465

		65,099,364

	Total Common Stocks (Cost $466,406,655)	703,282,269

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Short-Term Investments - 10.43%
82,402,677	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (c)	$82,402,677

	Total Short-Term Investments (Cost $82,402,677)	82,402,677

	Total Investment Portfolio - 99.46% (Cost $548,809,332)	785,684,946
	Other Assets less Liabilities - 0.54%	4,232,625

	NET ASSETS - 100.00%	$789,917,571

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at April 30, 2024.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Metals & Mining	15.64%
Oil & Gas Production & Services	12.89
Banks	12.70
Transportation & Logistics	8.24
Automotive	6.73
Diversified Holding Companies	5.89
Building Products	5.84
Capital Equipment	3.30
Insurance	2.71
Media	2.45
Financial Services	2.35
Retail	2.14
Non-U.S. Real Estate Operating Companies	2.00
Consumer Products	1.96
Energy - Refining & Marketing	1.84
Forest Products & Paper	1.35
Brokerages & Exchanges	1.00
Short-Term Investments	10.43
Other Assets less Liabilities	0.54

Total	100.00%

Country Concentration	% of Net Assets

United States	29.24%
Canada	11.24
Germany	11.18
United Kingdom	10.39
Japan	8.78
Ireland	4.05
Chile	3.95
Singapore	3.89
Italy	3.37
Bermuda	3.03
Luxembourg	3.00
Cayman Islands	2.54
South Korea	1.96
Brazil	1.84
Mexico	1.00

Total	99.46%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 81.37%
	Bank & Thrifts - 15.92%
101,965	Prosperity Bancshares, Inc.	$6,318,771
209,426	Southside Bancshares, Inc.	5,583,297
149,079	UMB Financial Corp.	11,875,633
198,882	Washington Trust Bancorp, Inc.	5,063,536

		28,841,237

	Conglomerates - 4.26%
2,329	Seaboard Corp.	7,709,246

	Consulting & Information Technology Services - 3.51%
44,101	ICF International, Inc.	6,363,333

	Consumer Discretionary - 7.74%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	6,633,429
25,700	Atlanta Braves Holdings, Inc., Class C (a)	961,951
315,993	Hamilton Beach Brands Holding Co., Class A	6,427,298

		14,022,678

	Financials - 3.87%
170,678	Encore Capital Group, Inc. (a)	7,013,159

	Healthcare - 5.18%
123,920	Collegium Pharmaceutical, Inc. (a)	4,576,365
159,717	Supernus Pharmaceuticals, Inc. (a)	4,807,482

		9,383,847

	Home Building - 3.16%
155,515	TRI Pointe Homes, Inc. (a)	5,730,728

	Industrial Equipment - 3.42%
31,880	Alamo Group, Inc.	6,196,834

	Industrial Services - 7.96%
67,643	MYR Group, Inc. (a)	11,245,649
19,790	UniFirst Corp.	3,168,972

		14,414,621

	Insurance & Reinsurance - 7.98%
39,059	Investors Title Co.	6,266,235
612,146	ProAssurance Corp.	8,178,271

		14,444,506

	Materials/Diversified Chemicals - 4.05%
787,909	LSB Industries, Inc. (a)	7,327,554

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals Manufacturing - 3.98%
79,623	Kaiser Aluminum Corp.	$7,205,085

	Oil & Gas Production & Services - 4.09%
80,605	Tidewater, Inc. (a)	7,403,569

	Real Estate - 4.22%
252,444	FRP Holdings, Inc. (a)	7,651,578

	U.S. Real Estate Investment Trusts - 2.03%
144,881	InvenTrust Properties Corp.	3,671,285

	Total Common Stocks (Cost $99,134,996)	147,379,260

Closed-End Funds - 2.50%

	Financials - 2.50%
111,210	Central Securities Corp.	4,533,932

	Total Closed-End Funds (Cost $3,007,113)	4,533,932

Short-Term Investments - 14.56%
26,378,788	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (b)	26,378,788

	Total Short-Term Investments (Cost $26,378,788)	26,378,788

	Total Investment Portfolio - 98.43% (Cost $128,520,897)	178,291,980
	Other Assets less Liabilities - 1.57%	2,844,781

	NET ASSETS - 100.00%	$181,136,761

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at April 30, 2024.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Summary of Investments by Sector	% of Net Assets

Bank & Thrifts	15.92%
Insurance & Reinsurance	7.98
Industrial Services	7.96
Consumer Discretionary	7.74
Financials	6.37
Healthcare	5.18
Conglomerates	4.26
Real Estate	4.22
Oil & Gas Production & Services	4.09
Materials/Diversified Chemicals	4.05
Metals Manufacturing	3.98
Consulting & Information Technology Services	3.51
Industrial Equipment	3.42
Home Building	3.16
U.S. Real Estate Investment Trusts	2.03
Short-Term Investments	14.56
Other Assets less Liabilities	1.57

Total	100.00%

Country Concentration	% of Net Assets

United States	98.43%

Total	98.43%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at April 30, 2024 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
43,497	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 5.865% Cash or Payment-in-kind Interest, due 10/30/24 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 90.61%
		Consulting/Management - 10.31%
172,613		CBRE Group, Inc., Class A (e)	14,998,344
111,702		Fidelity National Financial, Inc.	5,529,249
48,529		Jones Lang LaSalle, Inc. (e)	8,769,190

			29,296,783

		Forest Products & Paper - 7.04%
319,603		Rayonier, Inc., REIT	9,479,425
349,255		Weyerhaeuser Co., REIT	10,537,023

			20,016,448

		Industrial Services - 6.07%
281,074		U-Haul Holding Co.	17,235,458

		Non-U.S. Homebuilder - 3.87%
187,474		Berkeley Group Holdings PLC (United Kingdom)	11,009,530

		Non-U.S. Real Estate Consulting/Management - 5.12%
124,499		Brookfield Asset Management, Ltd., Class A (Canada)	4,754,617
724,407		Savills PLC (United Kingdom)	9,794,077

			14,548,694

		Non-U.S. Real Estate Investment Trusts - 9.98%
692,674		Big Yellow Group PLC (United Kingdom)	9,318,081
1,115,309		Ingenia Communities Group (Australia)	3,305,709
5,466,885		National Storage REIT (Australia)	7,538,436
778,206		Segro PLC (United Kingdom)	8,185,271

			28,347,497

		Non-U.S. Real Estate Operating Companies - 16.97%
462,219		Brookfield Corp. (Canada)	18,544,226
2,379,586		CK Asset Holdings, Ltd. (Cayman Islands)	10,150,306
3,260,175		Grainger PLC (United Kingdom)	10,449,173

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
2,825,039	Wharf Holdings Ltd. (The) (Hong Kong)	$9,089,160

		48,232,865

	Retail-Building Products - 1.53%
19,042	Lowe’s Cos., Inc.	4,341,386

	U.S. Homebuilder - 12.48%
115,286	DR Horton, Inc.	16,427,102
135,482	Lennar Corp., Class B	19,020,318

		35,447,420

	U.S. Real Estate Investment Trusts - 13.93%
319,932	American Homes 4 Rent, Class A	11,453,566
146,543	First Industrial Realty Trust, Inc.	6,655,983
121,143	Prologis, Inc.	12,362,643
81,801	Sun Communities, Inc., REIT	9,106,087

		39,578,279

	U.S. Real Estate Operating Companies - 3.31%
3,110,153	Five Point Holdings, LLC, Class A (e)	8,832,835
4,109,472	Trinity Place Holdings, Inc. (e)(f)(g)	575,326
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		9,408,161

	Total Common Stocks (Cost $202,500,791)	257,462,521

Preferred Stocks - 6.46%
	Mortgage Finance - 6.46%
2,361,500	Federal Home Loan Mortgage Corp., 8.375% (e)	9,564,075
2,037,550	Federal National Mortgage Association, 8.250% (e)	8,781,841

	Total Preferred Stocks (Cost $8,503,450)	18,345,916

Short-Term Investments - 2.51%
7,131,115	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (h)	7,131,115

	Total Short-Term Investments (Cost $7,131,115)	7,131,115

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Purchased Options - 0.00%
	Total Purchased Options (see below for details) (Cost $23,760)	$3,371

	Total Investment Portfolio - 99.58% (Cost $218,208,572)	282,942,923
	Other Assets less Liabilities - 0.42%	1,181,406

	NET ASSETS - 100.00%	$284,124,329

Notes:

(a)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2024.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

At April 30, 2024, the restricted securities had a total market value of $575,326 or 0.20% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
4,109,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$16,621,946	$0.14
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.01

(h)	Rate disclosed represents 30-day yield at April 30, 2024.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	16.97%
U.S. Real Estate Investment Trusts	13.93
U.S. Homebuilder	12.48
Consulting/Management	10.31
Non-U.S. Real Estate Investment Trusts	9.98
Forest Products & Paper	7.04
Mortgage Finance	6.46
Industrial Services	6.07
Non-U.S. Real Estate Consulting/Management	5.12
Non-U.S. Homebuilder	3.87
U.S. Real Estate Operating Companies	3.31
Retail-Building Products	1.53
Purchased Options*	0.00
Short-Term Investments	2.51
Other Assets less Liabilities	0.42

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	63.64%
United Kingdom	17.16
Canada	8.19
Australia	3.82
Cayman Islands	3.57
Hong Kong	3.20
Luxembourg*	0.00

Total	99.58%

*  Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

GBP versus USD, Put	JPMorgan Chase Bank, N.A.	40,000,000	$40,000,000	1.13 USD	07/30/24	$3,252
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	16,000,000	16,000,000	8.00 HKD	08/06/24	119

Total Purchased Options (Cost $23,760)						$3,371

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 93.70%

	Lodging & Hotels - 5.20%
746,300	Mandarin Oriental International, Ltd. (Bermuda)	$1,257,516
2,814,000	Shangri-La Asia, Ltd. (Bermuda) (a)	1,962,740

		3,220,256

	Non-U.S. Homebuilder - 11.37%
90,173	Aedas Homes S.A. (Spain) (b)	1,803,399
24,059	Berkeley Group Holdings PLC (United Kingdom)	1,412,880
2,807,379	Glenveagh Properties PLC (Ireland) (a)(b)	3,822,941

		7,039,220

	Non-U.S. Real Estate Investment Trusts - 29.75%
221,885	Big Yellow Group PLC (United Kingdom)	2,984,871
38,797	Boardwalk Real Estate Investment Trust (Canada)	1,997,271
1,202,455	FIBRA Macquarie Mexico (Mexico) (b)	2,151,409
521,187	Helical PLC (United Kingdom)	1,328,548
1,088,759	Ingenia Communities Group (Australia)	3,227,017
2,177,542	National Storage REIT (Australia)	3,002,672
111,261	Segro PLC (United Kingdom)	1,170,257
62,649	Shurgard Self Storage, Ltd. (Guernsey)	2,567,430

		18,429,475

	Non-U.S. Real Estate Operating Companies - 47.38%
312,100	Capitaland Investment, Ltd. (Singapore)	603,556
859,321	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	3,043,358
221,448	CTP NV (Netherlands) (b)	3,756,575
2,199,800	ESR Group Ltd. (Cayman Islands) (b)	2,410,695
789,925	Grainger PLC (United Kingdom)	2,531,785
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,243,561
95,700	Nomura Real Estate Holdings, Inc. (Japan)	2,679,326
709,834	StorageVault Canada, Inc. (Canada)	2,438,902
196,593	Sun Hung Kai Properties, Ltd. (Hong Kong)	1,813,563
5,362,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,706,748
2,049,000	Swire Pacific, Ltd., Class B (Hong Kong)	2,783,739
213,400	Tosei Corp. (Japan)	3,331,584

		29,343,392

	Total Common Stocks (Cost $54,226,443)	58,032,343

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)

Short-Term Investments - 5.20%
3,222,344	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (c)	$3,222,344

	Total Short-Term Investments (Cost $3,222,344)	3,222,344

	Total Investment Portfolio - 98.90% (Cost $57,448,787)	61,254,687
	Other Assets less Liabilities - 1.10%	683,347

	NET ASSETS - 100.00%	$61,938,034

Notes:

(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate disclosed represents 30-day yield at April 30, 2024.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	47.38%
Non-U.S. Real Estate Investment Trusts	29.75
Non-U.S. Homebuilder	11.37
Lodging & Hotels	5.20
Short-Term Investments	5.20
Other Assets less Liabilities	1.10

Total	100.00%

Country Concentration	% of Net Assets
United Kingdom	15.22%
Australia	10.06
Japan	9.71
Mexico	8.38
Hong Kong	7.42
Canada	7.16
Cayman Islands	6.65
Ireland	6.18
Netherlands	6.07
United States	5.20
Bermuda	5.20
Guernsey	4.15
Brazil	3.62
Spain	2.91
Singapore	0.97

Total	98.90%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

at April 30, 2024 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$766,311,327	$178,291,980	$282,364,226	$61,254,687
Affiliated issuers‡	19,373,619	—	575,326	—
Cash	9,509,411	2,936,380	794,201	358,977
Purchased options at value*	—	—	3,371	—
Foreign tax reclaims receivable	2,833,427	—	516,047	133,709
Dividends and interest receivables	1,395,987	175,583	420,747	262,449
Receivable for Fund shares sold	436,477	28,973	93,839	15,489
Other assets	3,385	7,903	5,238	11,016

Total assets	799,863,633	181,440,819	284,772,995	62,036,327

Liabilities:
Interest payable (Note 1)	1,255,758	—	—	—
Payable for securities purchased	1,249,891	—	12,000	—
Payable to Adviser (Note 3)	717,353	150,506	251,753	24,280
Payable for Fund shares redeemed	607,948	91,246	188,369	28,753
Payable for transfer agent fees	44,141	15,364	23,208	6,520
Payable for shareholder servicing fees (Note 3)	24,876	8,329	81,268	—
Payable for accounting and administration fees (Note 3)	22,706	7,229	10,092	8,091
Payable for auditing and tax fees	20,505	19,391	20,129	21,155
Payable for reports to shareholders	11,851	7,002	12,811	3,470
Payable for custodian fees	6,638	1,321	2,361	3,770
Payable to trustees and officers	6,332	1,548	2,489	448
Distribution fees payable (Note 5)	4,811	1,188	4,166	—
Payable for taxes	—	—	31,635	—
Accrued expenses	13,014	934	8,385	1,806
IRS compliance fee for foreign tax claims (Note 1)	5,960,238	—	—	—

Total liabilities	9,946,062	304,058	648,666	98,293

Commitments and contingency (Note 3)	—	—	—	N/A

Net assets	$789,917,571	$181,136,761	$284,124,329	$61,938,034

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities (continued)

at April 30, 2024 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$524,764,252	$113,847,534	$205,991,437	$66,055,841
Total distributable earnings	265,153,319	67,289,227	78,132,892	(4,117,807)

Net assets applicable to capital shares outstanding	$789,917,571	$181,136,761	$284,124,329	$61,938,034

Investor Class

Net assets	$24,836,568	$5,747,859	$19,685,435	$—

Outstanding shares of beneficial interest, unlimited number of shares authorized	356,570	289,819	954,028	—

Net asset value, offering and redemption price per share	$69.65	$19.83	$20.63	$—

Institutional Class

Net assets	$759,163,421	$173,067,666	$256,316,831	$34,625,361

Outstanding shares of beneficial interest, unlimited number of shares authorized	10,977,899	8,420,565	12,374,377	2,960,863

Net asset value, offering and redemption price per share	$69.15	$20.55	$20.71	$11.69

Z Class

Net assets	$5,917,582	$2,321,236	$8,122,063	$27,312,673

Outstanding shares of beneficial interest, unlimited number of shares authorized	85,592	112,377	393,298	2,263,517

Net asset value, offering and redemption price per share	$69.14	$20.66	$20.65	$12.07

† Cost of unaffiliated issuers	$500,127,055	$128,520,897	$201,562,866	$57,448,787
‡ Cost of affiliated issuer	$48,682,277	$—	$16,621,946	$—
* Cost of purchased options	$—	$—	$23,760	$—

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Six Months Ended April 30, 2024 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$7,052,793	$1,493,994	$2,071,127	$1,018,330
Interest - unaffiliated issuers	107,235	21,432	34,895	2,981

Total Investment Income:	7,160,028	1,515,426	2,106,022	1,021,311

Expenses:
Investment advisory fees (Note 3)	3,341,688	785,349	1,328,193	299,203
Interest expense (Note 1)	211,025	—	—	—
Shareholder servicing fees (Note 3)	205,185	53,208	159,102	6,033
Transfer agent fees	159,497	62,168	75,426	44,343
Accounting and administration fees (Note 3)	118,312	36,820	48,958	38,545
Trustees’ and officers’ fees and expenses	92,241	21,986	37,368	7,749
Legal fees	53,862	12,290	19,555	3,714
Custodian fees	53,372	8,517	13,151	6,993
Reports to shareholders	34,579	16,600	23,875	11,382
Registration and filing fees	32,588	27,125	25,204	24,518
Distribution fees (Note 5)	26,827	6,324	25,675	—
Auditing fees	21,065	19,546	20,549	21,043
Insurance	1,833	316	1,227	81
Tax expense	—	—	31,635	—
Miscellaneous	40,303	13,071	18,780	8,948

Total expenses	4,392,377	1,063,320	1,828,698	472,552

Less: Fees recouped (waived) (Note 3)	112,907	(54,378)	(78,246)	(162,854)

Net expenses	4,505,284	1,008,942	1,750,452	309,698

Net investment income	2,654,744	506,484	355,570	711,613

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers	39,830,075	17,615,285	18,046,258	(1,593,434)
Net realized gain/(loss) on investments - affiliated issuers	—	176,225	(4,834,622)	—
Net realized loss on purchased options	(3,410,400)	—	(14,400)	—
Net realized loss on foreign currency transactions	(120,147)	—	(10,640)	(3,746)
Distributions of realized gains by underlying investment companies	—	133,452	—	—
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	127,680,416	6,653,118	39,205,143	8,579,512
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	(4,091,546)	3,902,339	3,730,435	—
Net change in unrealized appreciation/(depreciation) on purchased options	(3,601,556)	—	(6,177)	—
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	10,140	—	5,725	(1,455)

Net gain on investments, options, and foreign currency transactions	156,296,982	28,480,419	56,121,722	6,980,877

Net increase in net assets resulting from operations	$158,951,726	$28,986,903	$56,477,292	$7,692,490

* Net of foreign withholding taxes of	$158,211	$—	$102,326	$147,439

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income	$2,654,744	$18,552,968	$506,484	$821,709
Net realized gain	36,299,528	24,436,265	17,924,962	23,700,217
Net change in unrealized appreciation/(depreciation)	119,997,454	42,849,190	10,555,457	(17,712,199)

Net increase in net assets resulting from operations	158,951,726	85,838,423	28,986,903	6,809,727

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(783,676)	(661,428)	(542,066)	(139,541)
Institutional Class	(31,660,004)	(34,992,490)	(22,127,125)	(8,216,214)
Z Class	(192,964)	(131,471)	(206,527)	(34,707)

Decrease in net assets from dividends and distributions	(32,636,644)	(35,785,389)	(22,875,718)	(8,390,462)

Capital Share Transactions:
Proceeds from sale of shares	30,465,072	193,543,060	16,319,197	16,653,419
Net asset value of shares issued in reinvestment of dividends and distributions	31,279,061	34,230,358	22,208,437	8,126,229
Cost of shares redeemed	(63,580,663)	(208,937,425)	(25,829,831)	(28,850,170)

Net increase/(decrease) in net assets resulting from capital share transactions	(1,836,530)	18,835,993	12,697,803	(4,070,522)

Net increase/(decrease) in net assets	124,478,552	68,889,027	18,808,988	(5,651,257)
Net assets at beginning of period	665,439,019	596,549,992	162,327,773	167,979,030

Net assets at end of period	$789,917,571	$665,439,019	$181,136,761	$162,327,773

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	Real Estate Value Fund		International Real Estate Value Fund

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income	$355,570	$2,691,288	$711,613	$1,765,800
Net realized gain (loss)	13,186,596	15,745,056	(1,597,180)	123,652
Net change in unrealized appreciation/(depreciation)	42,935,126	(21,114,081)	8,578,057	(2,907,124)

Net increase/(decrease) in net assets resulting from operations	56,477,292	(2,677,737)	7,692,490	(1,017,672)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(1,067,177)	(1,740,488)	—	—
Institutional Class	(14,195,566)	(21,976,884)	(921,995)	(262,235)
Z Class	(431,590)	(1,178,792)	(839,920)	(570,371)

Decrease in net assets from dividends and distributions	(15,694,333)	(24,896,164)	(1,761,915)	(832,606)

Capital Share Transactions:
Proceeds from sale of shares	17,700,800	25,722,250	4,564,869	25,799,114
Net asset value of shares issued in reinvestment of dividends and distributions	14,895,195	23,694,282	1,295,729	769,265
Cost of shares redeemed	(46,967,979)	(78,518,428)	(5,424,864)	(8,523,613)

Net increase/(decrease) in net assets resulting from capital share transactions	(14,371,984)	(29,101,896)	435,734	18,044,766

Net Increase (Decrease) in Net Assets
Net increase/(decrease) in net assets	26,410,975	(56,675,797)	6,366,309	16,194,488
Net assets at beginning of period	257,713,354	314,389,151	55,571,725	39,377,237

Net assets at end of period	$284,124,329	$257,713,354	$61,938,034	$55,571,725

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020	2019
	(Unaudited)
Investor Class:

Net asset value, beginning of period	$58.38		$53.86		$53.43		$32.43		$39.81	$43.74

Income/(loss) from investment operations:
Net investment income@	0.15		1.81		1.88	^	0.61	‡	0.01	0.55 +
Net gain/(loss) on investment transactions (both realized and unrealized)	13.68		5.66		0.28		20.60		(5.14)	(2.94)[1]

Total from investment operations	13.83		7.47		2.16		21.21		(5.13)	(2.39)

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.22)		(1.47)		(0.40)		(0.21)		(0.86)	(0.04)
Distributions from net realized gain	(1.34)		(1.48)		(1.33)		—		(1.39)	(1.50)

Total dividends and distributions	(2.56)		(2.95)		(1.73)		(0.21)		(2.25)	(1.54)

Net asset value, end of period	$69.65		$58.38		$53.86		$53.43		$32.43	$39.81

Total return[2]	24.26%[3]		14.15%		4.35%		65.61%		(13.89)%	(5.32)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,837		$18,765		$11,235		$9,735		$5,237	$6,966
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.44%[4]		1.47%		1.47%		1.47%		1.52%	1.51%
After fee waivers/expense offset arrangement[5]	1.46	%4,6,†	1.45	%6,#	1.45	%7,#	1.45	%6,#	1.40%#	1.40%#
Ratio of net investment income to average net assets	0.45%[4]		2.94%		3.41	%^	1.19	%‡	0.03%	1.35%+
Portfolio turnover rate	11%[3]		16%		30%		18%		22%	25%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

6

The Fund incurred interest expense. For the period ended April 30, 2024, and years ended October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40%.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.93%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.44%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2024		2023		2022		2021		2020	2019
	(Unaudited)
Institutional Class:

Net asset value, beginning of period	$58.21		$53.79		$53.40		$32.40		$39.82	$43.81

Income/(loss) from investment operations:
Net investment income@	0.23		1.51		1.40	^	0.66	‡	0.10	0.64 +
Net gain/(loss) on investment transactions (both realized and unrealized)	13.60		6.10		0.89		20.64		(5.12)	(2.95)[1]

Total from investment operations	13.83		7.61		2.29		21.30		(5.02)	(2.31)

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.55)		(1.71)		(0.57)		(0.30)		(1.01)	(0.18)
Distributions from net realized gains	(1.34)		(1.48)		(1.33)		—		(1.39)	(1.50)

Total dividends and distributions	(2.89)		(3.19)		(1.90)		(0.30)		(2.40)	(1.68)

Net asset value, end of period	$69.15		$58.21		$53.79		$53.40		$32.40	$39.82

Total return[2]	24.41%[3]		14.45%		4.62%		66.02%		(13.66)%	(5.10)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$759,163		$642,983		$583,136		$591,858		$408,449	$627,511
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.18%[4]		1.20%		1.22%		1.22%		1.27%	1.23%
After fee waivers/expense offset arrangement[5]	1.21	%4,6,†	1.20	%6,†	1.20	%7,#	1.21	%6,#	1.15%#	1.15%#
Ratio of net investment income to average net assets	0.72%[4]		2.48%		2.62	%^	1.32	%‡	0.30%	1.57%+
Portfolio turnover rate	11%[3]		16%		30%		18%		22%	25%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

6

The Fund incurred interest expense. For the period ended April 30, 2024, and years ended October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.15%.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.14%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.52%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.66%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Z Class:

Net asset value, beginning of period	$58.23	$53.81	$53.41	$32.40	$39.84	$43.84

Income/(loss) from investment operations:
Net investment income@	0.27	1.68	1.45 ^	0.71 ±	0.10	0.70 ‡
Net gain/(loss) on investment transactions (both realized and unrealized)	13.59	5.98	0.90	20.64	(5.09)	(2.96)[1]

Total from investment operations	13.86	7.66	2.35	21.35	(4.99)	(2.26)

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.61)	(1.76)	(0.62)	(0.34)	(1.06)	(0.24)
Distributions from net realized gain	(1.34)	(1.48)	(1.33)	—	(1.39)	(1.50)

Total dividends and distributions	(2.95)	(3.24)	(1.95)	(0.34)	(2.45)	(1.74)

Net asset value, end of period	$69.14	$58.23	$53.81	$53.41	$32.40	$39.84

Total return[2]	24.47%[3]	14.56%	4.75%	66.19%	(13.59)%	(4.99)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,918	$3,690	$2,179	$2,059	$1,232	$2,626
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.12%[4]	1.14%	1.16%	1.16%	1.15%	1.12%
After fee waivers/expense offset arrangement5,#	1.11%[4,6]	1.11%[6]	1.11%[7]	1.11%[6]	1.05%	1.05%
Ratio of net investment income to average net assets	0.82%[4]	2.75%	2.71%^	1.42%±	0.31%	1.71%‡
Portfolio turnover rate	11%[3]	16%	30%	18%	22%	25%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6

The Fund incurred interest expense. For the period ended April 30, 2024, and years ended October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.23%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.62%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Investor Class:

Net asset value, beginning of period	$19.34	$19.63	$21.11	$14.94	$18.83	$20.04

Income/(loss) from investment operations:
Net investment income/(loss)@	0.03	0.04	(0.01)	(0.05)	(0.06)	(0.13)
Net gain/(loss) on investment transactions (both realized and unrealized)	3.31	0.66	0.25	6.48	(2.40)	0.97 [1]

Total from investment operations	3.34	0.70	0.24	6.43	(2.46)	0.84

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.06)	—	—	—	—	—
Distributions from net realized gain	(2.79)	(0.99)	(1.72)	(0.26)	(1.43)	(2.05)

Total dividends and distributions	(2.85)	(0.99)	(1.72)	(0.26)	(1.43)	(2.05)

Net asset value, end of period	$19.83	$19.34	$19.63	$21.11	$14.94	$18.83

Total return[2]	18.19%[3]	3.84%	1.23%	43.47%	(14.33)%	6.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,748	$3,191	$2,814	$3,222	$2,195	$3,176
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.47%[4]	1.50%	1.57%	1.52%	1.58%	1.64%
After fee waivers/expense offset arrangement5,#	1.40%[4]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets	0.26%[4]	0.22%	(0.03)%	(0.24)%	(0.37)%	(0.73)%
Portfolio turnover rate	5%[3]	21%	17%	20%	37%	21%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Institutional Class:

Net asset value, beginning of period	$19.97	$20.22	$21.66	$15.29	$19.20	$20.34

Income/(loss) from investment operations:
Net investment income/(loss)@	0.06	0.10	0.04	0.02	(0.02)	(0.09)
Net gain/(loss) on investment transactions (both realized and unrealized)	3.41	0.67	0.26	6.61	(2.46)	1.00 [1]

Total from investment operations	3.47	0.77	0.30	6.63	(2.48)	0.91

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.10)	(0.03)	(0.02)	—	—	—
Distributions from net realized gains	(2.79)	(0.99)	(1.72)	(0.26)	(1.43)	(2.05)

Total dividends and distributions	(2.89)	(1.02)	(1.74)	(0.26)	(1.43)	(2.05)

Net asset value, end of period	$20.55	$19.97	$20.22	$21.66	$15.29	$19.20

Total return[2]	18.32%[3]	4.11%	1.51%	43.79%	(14.15)%	6.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$173,068	$158,156	$164,493	$170,187	$132,303	$191,280
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.21%[4]	1.25%	1.25%	1.24%	1.29%	1.34%
After fee waivers/expense offset arrangement5,#	1.15%[4]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	0.59%[4]	0.49%	0.22%	0.08%	(0.12)%	(0.48)%
Portfolio turnover rate	5%[3]	21%	17%	20%	37%	21%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Z Class:

Net asset value, beginning of period	$20.06	$20.31	$21.75	$15.33	$19.22	$20.35

Income/(loss) from investment operations:
Net investment income/(loss)@	0.06	0.12	0.06	0.03	0.00 *	(0.07)
Net gain/(loss) on investment transactions (both realized and unrealized)	3.44	0.67	0.26	6.65	(2.46)	0.99 [1]

Total from investment operations	3.50	0.79	0.32	6.68	(2.46)	0.92

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.11)	(0.05)	(0.04)	—	—	—
Distributions from net realized gain	(2.79)	(0.99)	(1.72)	(0.26)	(1.43)	(2.05)

Total dividends and distributions	(2.90)	(1.04)	(1.76)	(0.26)	(1.43)	(2.05)

Net asset value, end of period	$20.66	$20.06	$20.31	$21.75	$15.33	$19.22

Total return[2]	18.41%[3]	4.21%	1.61%	44.00%	(14.03)%	6.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,321	$981	$672	$648	$331	$431
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.15%[4]	1.18%	1.19%	1.17%	1.20%	1.24%
After fee waivers/expense offset arrangement5,#	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income/(loss) to average net assets	0.63%[4]	0.58%	0.30%	0.15%	(0.02)%	(0.38)%
Portfolio turnover rate	5%[3]	21%	17%	20%	37%	21%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

*	Amount less than $(0.01).
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Investor Class:

Net asset value, beginning of period	$17.82	$19.69	$28.57	$19.60	$28.79	$28.66

Income/(loss) from investment operations:
Net investment income@	0.00 **	0.13 ^	0.03 ‡	0.05 ±	0.08	0.11
Net gain/(loss) on investment transactions (both realized and unrealized)	3.91	(0.44)	(6.51)	9.07	(4.77)	2.66 [1]

Total from investment operations	3.91	(0.31)	(6.48)	9.12	(4.69)	2.77

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.24)	(0.11)	(0.08)	(0.15)	(0.22)	(0.36)
Distributions from net realized gain	(0.86)	(1.45)	(2.32)	—	(4.28)	(2.28)

Total dividends and distributions	(1.10)	(1.56)	(2.40)	(0.15)	(4.50)	(2.64)

Net asset value, end of period	$20.63	$17.82	$19.69	$28.57	$19.60	$28.79

Total return[2]	21.97%[3]	(2.09)%	(24.84)%	46.75%	(19.37)%	10.94%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,685	$17,903	$22,268	$36,975	$45,401	$110,912
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.52%[4]	1.45%	1.44%	1.43%	1.47%	1.45%
After fee waivers/expense offset arrangement5,#	1.42%[4,6]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.02%[4]	0.65%^	0.12%‡	0.21%±	0.35%	0.39%
Portfolio turnover rate	3%[3]	8%	12%	9%	34%	22%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

6	The Fund incurred tax expense. For the period ended April 30, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.51%.

**	Amount less than $0.01.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.10%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2024	2023	2022	2021	2020	2019
	(Unaudited)
Institutional Class:

Net asset value, beginning of period	$17.91	$19.79	$28.71	$19.72	$28.98	$28.88

Income/(loss) from investment operations:
Net investment income@	0.03	0.18 ^	0.09 ‡	0.13 ±	0.17	0.18
Net gain/(loss) on investment transactions (both realized and unrealized)	3.92	(0.43)	(6.53)	9.09	(4.82)	2.67 [1]

Total from investment operations	3.95	(0.25)	(6.44)	9.22	(4.65)	2.85

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.29)	(0.18)	(0.16)	(0.23)	(0.33)	(0.47)
Distributions from net realized gains	(0.86)	(1.45)	(2.32)	—	(4.28)	(2.28)

Total dividends and distributions	(1.15)	(1.63)	(2.48)	(0.23)	(4.61)	(2.75)

Net asset value, end of period	$20.71	$17.91	$19.79	$28.71	$19.72	$28.98

Total return[2]	22.11%[3]	(1.82)%	(24.64)%	47.05%	(19.14)%	11.21%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$256,317	$231,769	$277,923	$434,586	$391,651	$863,328
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.22%[4]	1.19%	1.18%	1.16%	1.18%	1.17%
After fee waivers/expense offset arrangement5,#	1.17%[4,6]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	0.26%[4]	0.91%^	0.37%‡	0.52%±	0.77%	0.65%
Portfolio turnover rate	3%[3]	8%	12%	9%	34%	22%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

6	The Fund incurred tax expense. For the period ended April 30, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.77%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.16%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Z Class:

Net asset value, beginning of period	$17.88		$19.77	$28.68	$19.70	$28.98	$28.90

Income/(loss) from investment operations:
Net investment income@	0.04		0.20 ^	0.11 ‡	0.16 ±	0.22	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)	3.91		(0.43)	(6.51)	9.07	(4.85)	2.67 [1]

Total from investment operations	3.95		(0.23)	(6.40)	9.23	(4.63)	2.87

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.32)		(0.21)	(0.19)	(0.25)	(0.37)	(0.51)
Distributions from net realized gain	(0.86)		(1.45)	(2.32)	—	(4.28)	(2.28)

Total dividends and distributions	(1.18)		(1.66)	(2.51)	(0.25)	(4.65)	(2.79)

Net asset value, end of period	$20.65		$17.88	$19.77	$28.68	$19.70	$28.98

Total return[2]	22.15%[3]		(1.73)%	(24.55)%	47.21%	(19.09)%	11.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,122		$8,041	$14,198	$31,033	$29,855	$55,147
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.11%[4]		1.11%	1.10%	1.08%	1.08%	1.05%
After fee waivers/expense offset arrangement[5]	1.07	%4,6,#	1.05%#	1.05%#	1.05%#	1.05%#	1.05%
Ratio of net investment income to average net assets	0.34%[4]		1.04%^	0.45%‡	0.63%±	0.97%	0.73%
Portfolio turnover rate	3%[3]		8%	12%	9%	34%	22%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	The Fund incurred tax expense. For the period ended April 30, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.90%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.23%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	For the Six Months Ended April 30,	Year Ended October 31,		Period from January 1, 2021 through October 31,		Year Ended December 31,
	2024	2023	2022	2021*		2020	2019	2018
	(Unaudited)
Institutional Class:

Net asset value, beginning of year/period	$10.58	$10.56	$13.70	$11.93		$11.80	$9.85	$11.72

Income/(loss) from investment operations:
Net investment income@	0.14	0.42 ^	0.22 ‡	0.16	+	0.12	0.12	0.22
Net gain/(loss) on investment transactions (both realized and unrealized)	1.29	(0.18)	(3.05)	1.61		0.46 [1]	1.99 [1]	(0.91)[1]

Total from investment operations	1.43	0.24	(2.83)	1.77		0.58	2.11	(0.69)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.32)	(0.22)	(0.31)	—		(0.45)	—	(0.23)
Distributions from net realized gain	—	—	—	—		—	(0.16)	(0.95)

Total dividends and distributions	(0.32)	(0.22)	(0.31)	—		(0.45)	(0.16)	(1.18)

Net asset value, end of year/period	$11.69	$10.58	$10.56	$13.70		$11.93	$11.80	$9.85

Total return[2]	13.55%[3]	2.12%	(21.14)%	14.84%[3]		4.89%	21.48%	(5.85)%
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$34,625	$29,045	$12,074	$13,466		$10,672	$73,585	$53,596
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.54%[4]	1.72%	1.59%	2.08%[4]		1.69%[5]	1.67%[5]	1.47%[5]
After fee waivers/expense offset arrangement	1.00%[4,6]	1.00%[6]	1.00%[6]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.68%[7]
Ratio of net investment income to average net assets	2.32%[4]	3.68%^	1.79%‡	1.44	%4,+	1.17%	1.15%	1.85%
Portfolio turnover rate	9%[3]	10%	29%	35%[3]		47%	34%	53%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66%, 1.48% and 1.43% for the years ended December 31, 2020 through December 31, 2018, respectively.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.63% for the years ended December 31, 2020 through December 31, 2018, respectively.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.55%.

@	Calculated based on the average number of shares outstanding during the period.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.16%.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
								Period
								from
								April 20,
				Period				2018
	For the			from			(commencement of
	Six			January 1,				investment
	Months			2021				operations)
	Ended	Year Ended		through		Year Ended		through
	April 30,	October 31,		October 31,		December 31,		December 31,
	2024	2023	2022	2021*		2020	2019	2018
	(Unaudited)
Z Class:

Net asset value, beginning of year/period	$10.93	$10.91	$14.15	$12.32		$11.93	$9.96	$12.01

Income/(loss) from investment operations:
Net investment income@	0.14	0.39 ^	0.23 ‡	0.16	+	0.13	0.13	0.15
Net gain/(loss) on investment transactions (both realized and unrealized)	1.35	(0.14)	(3.16)	1.67		0.46	2.00 [1]	(1.14)

Total from investment operations	1.49	0.25	(2.93)	1.83		0.59	2.13	(0.99)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.35)	(0.23)	(0.31)	—		(0.20)	—	(0.11)
Distributions from net realized gain	—	—	—	—		—	(0.16)	(0.95)

Total dividends and distributions	(0.35)	(0.23)	(0.31)	—		(0.20)	(0.16)	(1.06)

Redemption fees	—	—	—	—		—	— **	—

Net asset value, end of year/period	$12.07	$10.93	$10.91	$14.15		$12.32	$11.93	$9.96

Total return[2]	13.59%[3]	2.12%	(21.17)%	14.85%[3]		4.98%	21.44%	(8.15)%[3]
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$27,313	$26,527	$27,303	$35,209		$28,709	$16,248	$11,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.51%[4]	1.64%	1.52%	2.07%[4]		1.59%[5]	1.59%[5]	1.40%[4,5]
After fee waivers/expense offset arrangement	1.00%[4,6]	1.00%[6]	1.00%[6]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.73%[4,7]
Ratio of net investment income to average net assets	2.27%[4]	3.30%^	1.80%‡	1.47	%4,+	1.17%	1.15%	1.79%[4]
Portfolio turnover rate	9%[3]	10%	29%	35%[3]		47%	34%	53%[3]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56%, 1.39% and 1.36% for the years ended December 31, 2020 and December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.68% for the years ended December 31, 2020 and December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
**	Amount less than $0.01.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.17%.

@	Calculated based on the average number of shares outstanding during the period.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.19%.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of April 30, 2024, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 as amended, (the “1940 Act”)). Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the 1940 Act). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

of companies in the Russell 2000® Index or the S&P® Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. The Fund’s investment strategy also considers the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2024:

Third Avenue Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Automotive	$53,128,051	$—	$53,128,051	$—
Banks	100,310,261	33,207,036	67,103,225	—
Brokerages & Exchanges	7,920,955	7,920,955	—	—
Building Products	46,112,734	—	46,112,734	—
Capital Equipment	26,078,740	—	26,078,740	—
Consumer Products	15,457,337	—	15,457,337	—
Diversified Holding Companies	46,525,469	11,560,567	34,964,902	—
Energy - Refining & Marketing	14,529,591	14,529,591	—	—
Financial Services	18,528,241	18,528,241	—	—
Forest Products & Paper	10,693,368	10,693,368	—	—
Insurance	21,394,153	21,394,153	—	—
Media	19,373,619	19,373,619	—	—
Metals & Mining	123,582,074	123,582,074	—	—
Non-U.S. Real Estate Operating Companies	15,815,678	—	15,815,678	—
Oil & Gas Production & Services	101,816,198	58,480,252	43,335,946	—
Retail	16,916,436	—	16,916,436	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs
Transportation & Logistics	$65,099,364	$27,567,411	$37,531,953	$—

Total Common Stocks	703,282,269	346,837,267	356,445,002	—

Short-Term Investments:	82,402,677	82,402,677	—	—

Total Short-Term Investments	82,402,677	82,402,677	—	—

Total Value of Investments	$785,684,946	$429,239,944	$356,445,002	$—

Third Avenue Small-Cap Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Bank & Thrifts	$28,841,237	$28,841,237	$—	$—
Conglomerates	7,709,246	7,709,246	—	—
Consulting & Information Technology Services	6,363,333	6,363,333	—	—
Consumer Discretionary	14,022,678	14,022,678	—	—
Financials	7,013,159	7,013,159	—	—
Healthcare	9,383,847	9,383,847	—	—
Home Building	5,730,728	5,730,728	—	—
Industrial Equipment	6,196,834	6,196,834	—	—
Industrial Services	14,414,621	14,414,621	—	—
Insurance & Reinsurance	14,444,506	14,444,506	—	—
Materials/Diversified Chemicals	7,327,554	7,327,554	—	—
Metals Manufacturing	7,205,085	7,205,085	—	—
Oil & Gas Production & Services	7,403,569	7,403,569	—	—
Real Estate	7,651,578	7,651,578	—	—
U.S. Real Estate Investment Trusts	3,671,285	3,671,285	—	—

Total Common Stocks	147,379,260	147,379,260	—	—

Closed-End Funds:
Financials	4,533,932	4,533,932	—	—

Total Closed-End Funds	4,533,932	4,533,932	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs

Short-Term Investments:	$26,378,788	$26,378,788	$—	$—

Total Short-Term Investments	26,378,788	26,378,788	—	—

Total Value of Investments	$178,291,980	$178,291,980	$—	$—

Third Avenue Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Consulting/Management	$29,296,783	$29,296,783	$—	$—
Forest Products & Paper	20,016,448	20,016,448	—	—
Industrial Services	17,235,458	17,235,458	—	—
Non-U.S. Homebuilder	11,009,530	—	11,009,530	—
Non-U.S. Real Estate Consulting/Management	14,548,694	14,548,694	—	—
Non-U.S. Real Estate Investment Trusts	28,347,497	—	28,347,497	—
Non-U.S. Real Estate Operating Companies	48,232,865	28,993,399	19,239,466	—
Retail-Building Products	4,341,386	4,341,386	—	—
U.S. Homebuilder	35,447,420	35,447,420	—	—
U.S. Real Estate Investment Trusts	39,578,279	39,578,279	—	—
U.S. Real Estate Operating Companies	9,408,161	9,408,161	—	—	*

Total Common Stocks	257,462,521	198,866,028	58,596,493	—	*

Preferred Stocks:
Mortgage Finance	18,345,916	18,345,916	—	—

Total Preferred Stocks	18,345,916	18,345,916	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—	*

Purchased Options:	3,371	—	3,371	—

Total Purchased Options	3,371	—	3,371	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs

Short-Term Investments:	$7,131,115	$7,131,115	$—	$—

Total Short-Term Investments	7,131,115	7,131,115	—	—

Total Value of Investments	$282,942,923	$224,343,059	$58,599,864	$—	*

Third Avenue International Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Lodging & Hotels	$3,220,256	$1,257,516	$1,962,740	$—
Non-U.S. Homebuilder	7,039,220	5,626,340	1,412,880	—
Non-U.S. Real Estate Investment Trusts	18,429,475	5,477,228	12,952,247	—
Non-U.S. Real Estate Operating Companies	29,343,392	11,964,354	17,379,038	—

Total Common Stocks	58,032,343	24,325,438	33,706,905	—

Short-Term Investments:	3,222,344	3,222,344	—	—

Total Short-Term Investments	3,222,344	3,222,344	—	—

Total Value of Investments	$61,254,687	$27,547,782	$33,706,905	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

For the period ended April 30, 2024, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	04/30/24
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statements of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities.

For the six months ended April 30, 2024, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 1,275 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK securities for the six months ended April 30, 2024. Any in-kind payments with respect to PIK securities are included in interest income on the Statements of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the Euro Interbank Offered

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Rate (“Euribor”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2024.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2024, Third Avenue Value Fund and Third Avenue Real Estate Value Fund used purchased put and call options for hedging purposes.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

	Statements of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Foreign currency contracts	Purchased options at value	$3,371

Total		$3,371

The following tables present the effect of derivatives on the Statements of Operations during the six months ended April 30, 2024, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options

Equity contracts	$(3,601,556)(a)

Amount of Realized Gain/(Loss) on Derivatives Recognized in
Income

Purchased
Derivative Contract	Options

Equity contracts	$(3,410,400)(b)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Third Avenue Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options
Foreign currency contracts	$(6,177)(a)

Amount of Realized Gain/(Loss) on Derivatives Recognized in
Income

Purchased
Derivative Contract	Options
Foreign currency contracts	$(14,400)(b)

(a)	Included in “Net change in unrealized appreciation/(depreciation) on purchased options”.
(b)	Included in “Net realized loss on purchased options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the six months ended April 30, 2024 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the “Summary of derivatives information” for derivative-related gains and losses associated with volume activity (measured at each month-end).

		Third Avenue
	Third Avenue	Real Estate
	Value Fund	Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	1,200	—
Average Notional - Purchased Options	$52,476,000	$—
Foreign Currency Options:
Average Notional - Purchased Options	$—	$22,857,143

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.

Foreign withholding tax reclaims; Interest payable; Interest expense:

In consideration of recent decisions rendered by European Union (“EU”) courts, the Third Avenue Value Fund has filed for additional prior year reclaims (“EU reclaims”) related to taxes withheld by certain countries on dividend income. The Fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment.

For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to its shareholders. If EU reclaims received exceed foreign withholding taxes paid, the Fund will seek to enter into a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued liabilities for the estimated total IRS compliance fee and interest payable related to foreign withholding tax claims, which are disclosed in the Statements of Assets and Liabilities. The Fund has recorded the corresponding interest expense in the Statements of Operations. The actual IRS compliance fee may differ from the estimate and that difference may be material.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the 1940 Act, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the six months ended April 30, 2024 were as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

	Purchases	Sales
Third Avenue Value Fund
Unaffiliated	$72,678,237	$70,514,075
Affiliated	4,825,822	—
Third Avenue Small-Cap Value Fund
Unaffiliated	$8,147,454	$29,024,127
Third Avenue Real Estate Value Fund
Unaffiliated	$7,727,228	$38,173,200
Affiliated	—	210,158
Third Avenue International Real Estate Value Fund
Unaffiliated	$5,522,426	$5,272,209

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management (Advisory) Fees
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	0.90%*

*	Prior to March 1, 2024, the Management (Advisory) Fee was (on an annual basis) 1.00% of the average daily assets of the Fund.

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at April 30, 2024:

				International
		Small-Cap	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund	Value Fund
Advisory Fees	$638,338	$131,505	$210,896	$23,150
Reimbursement for shareholder servicing fees	79,015	19,001	40,857	1,130

Total	$717,353	$150,506	$251,753	$24,280

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Until March 1, 2025 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the six months ended April 30, 2024:

	Investor	Institutional		Termination Date
	Class	Class	Z Class
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1, 2025
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1, 2025
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1, 2025
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	March 1, 2025

The waived fees and reimbursed expenses for all Funds except for the Third Avenue International Real Estate Value Fund may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. The Adviser was paid $112,907 in previously waived fees during the six months April 30, 2024 from the Third Avenue Value Fund. No previously waived fees were paid to the Adviser from the Third Avenue Small-Cap Value Fund or the Third Avenue Real Estate Value Fund during the six months April 30, 2024. Below are the amounts of potential recovery by the Advisor as of April 30, 2024:

	Fees Waived/Expenses Reimbursed through
	Fiscal Periods Ending
	October 31, 2021	October 31, 2022	October 31, 2023	April 30, 2024

	Subject to Repayment through
	October 31,	October 31,	October 31,	April 30,
Fund	2024	2025	2026	2027
Third Avenue Value Fund	$—	$87,699	$—	$—
Third Avenue Small-Cap Value Fund	83,420	166,782	164,313	54,378
Third Avenue Real Estate Value Fund	—	122,346	129,980	78,246

The Funds have not recorded a commitment or contingent liability at April 30, 2024.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations, and pertain to the Investor and Institutional share classes only. For the six months ended April 30, 2024, such fees amounted to $205,185 for Third Avenue Value Fund, $53,208 for Third Avenue Small-Cap Value Fund, $159,102 for Third Avenue Real Estate Value Fund and $6,033 for Third Avenue International Real Estate Value Fund.

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arms length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2024 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Apr. 30, 2024	Value at Oct. 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Apr. 30, 2024	Investment Income
S4 Capital PLC *	31,680,582	$18,639,343	$4,825,822	$—	$—	$(4,091,546)	$19,373,619	$—

Total Affiliates		$18,639,343	$4,825,822	$—	$—	$(4,091,546)	$19,373,619	$—

*  Not an affiliate at October 31, 2023.

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Apr. 30, 2024	Value at Oct. 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Apr. 30, 2024	Investment Income
Hamilton Beach Brands Holding Co., Class A *	315,993	$6,929,803	$—	$4,581,069	$176,225	$3,902,339	$6,427,298	$110,443

Total Affiliates		$6,929,803	$—	$4,581,069	$176,225	$3,902,339	$6,427,298	$110,443

* As of April 30,2024, no longer an affiliate

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Apr. 30, 2024	Value at Oct. 31, 2023		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Apr. 30, 2024		Investment Income
Trinity Place Holdings, Inc.	4,109,472	$1,889,671		$—	$210,158	$(4,834,622)	$3,730,435	$575,326		$—
Trinity Place Holdings, Inc. Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$1,889,671		$—	$210,158	$(4,834,622)	$3,730,435	$575,326		$—

*  Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of April 30, 2024 Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the six months ended April 30, 2024, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$26,827
Third Avenue Small-Cap Value Fund	6,324
Third Avenue Real Estate Value Fund	25,675

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	124,730	$8,263,229	1,049,528	$64,950,345
Shares issued upon reinvestment of dividends and distributions	12,607	776,717	11,756	654,458
Shares redeemed	(102,180)	(6,550,084)	(948,470)	(58,335,981)

Net increase in shares	35,157	$2,489,862	112,814	$7,268,822

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	326,018	$20,864,170	2,082,675	$127,137,657
Shares issued upon reinvestment of dividends and distributions	496,424	30,336,456	603,908	33,444,429
Shares redeemed	(890,257)	(56,949,606)	(2,480,939)	(150,435,530)

Net increase/(decrease) in shares	(67,815)	$(5,748,980)	205,644	$10,146,556

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	20,802	$1,337,673	23,166	$1,455,058
Shares issued upon reinvestment of dividends and distributions	2,716	165,888	2,376	131,471
Shares redeemed	(1,308)	(80,973)	(2,650)	(165,914)

Net increase in shares	22,210	$1,422,588	22,892	$1,420,615

Third Avenue Small-Cap Value Fund

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	140,796	$2,735,172	71,447	$1,414,794
Shares issued upon reinvestment of dividends and distributions	29,049	542,066	7,600	139,541
Shares redeemed	(44,991)	(866,388)	(57,435)	(1,128,581)

Net increase in shares	124,854	$2,410,850	21,612	$425,754

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	617,257	$12,414,289	742,092	$14,888,840
Shares issued upon reinvestment of dividends and distributions	1,113,058	21,504,286	420,628	7,954,069
Shares redeemed	(1,229,010)	(24,896,849)	(1,377,853)	(27,668,730)

Net increase/(decrease) in shares	501,305	$9,021,726	(215,133)	$(4,825,821)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	58,347	$1,169,736	16,686	$349,785
Shares issued upon reinvestment of dividends and distributions	8,351	162,085	1,719	32,619
Shares redeemed	(3,229)	(66,594)	(2,581)	(52,859)

Net increase in shares	63,469	$1,265,227	15,824	$329,545

Third Avenue Real Estate Value Fund

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	37,588	$792,691	85,312	$1,661,722
Shares issued upon reinvestment of dividends and distributions	51,531	1,052,275	89,701	1,715,997
Shares redeemed	(139,621)	(2,911,266)	(301,384)	(5,896,893)

Net decrease in shares	(50,502)	$(1,066,300)	(126,371)	$(2,519,174)

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	777,539	$16,440,838	1,165,246	$22,558,407
Shares issued upon reinvestment of dividends and distributions	659,280	13,502,056	1,090,389	20,913,658
Shares redeemed	(2,003,178)	(42,160,535)	(3,356,428)	(65,295,522)

Net decrease in shares	(566,359)	$(12,217,641)	(1,100,793)	$(21,823,457)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	21,863	$467,271	76,610	$1,502,121
Shares issued upon reinvestment of dividends and distributions	16,701	340,864	55,653	1,064,627
Shares redeemed	(95,083)	(1,896,178)	(400,728)	(7,326,013)

Net decrease in shares	(56,519)	$(1,088,043)	(268,465)	$(4,759,265)

Third Avenue International Real Estate Value Fund

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	344,151	$4,007,376	2,182,633	$25,559,464
Shares issued upon reinvestment of dividends and distributions	45,963	538,692	22,966	261,810
Shares redeemed	(174,635)	(2,048,946)	(603,251)	(6,851,640)

Net increase in shares	215,479	$2,497,122	1,602,348	$18,969,634

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	45,739	$557,493	20,216	$239,650
Shares issued upon reinvestment of dividends and distributions	62,617	757,037	43,114	507,455
Shares redeemed	(272,664)	(3,375,918)	(137,738)	(1,671,973)

Net decrease in shares	(164,308)	$(2,061,388)	(74,408)	$(924,868)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

As of April 30, 2024, 2 shareholders in the Third Avenue International Real Estate Value Fund held 14% and 38% of the total outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the 1940 Act, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the 1940 Act despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the 1940 Act. As such, the Fund’s investments will normally be more focused than a diversified fund and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2024, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At April 30, 2024, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$3,371	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,371	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$3,371	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2024:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

JPMorgan Chase Bank, N.A.	$3,371	$—	$—	$—	$3,371

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. These temporary differences are primarily due to investment partnership basis adjustments, passive foreign investment companies (“PFICs”), marked to market, capital loss carryforwards, and losses deferred due to wash sales. Permanent differences are primarily due to the utilization of equalization debits, reclassification of certain transactions involving foreign securities and currencies, real estate investment trusts (“REITs”), distribution reclassifications, non-deductible interest expenses related to foreign tax reclaims and other book to tax adjustments.

The tax character of dividends and distributions paid during the year ended October 31, 2023 was as follows:

	Ordinary Income	Net Capital Gains	Total

Third Avenue Value Fund	$30,379,916	$ 5,405,473	$35,785,389
Third Avenue Small-Cap Value Fund	347,889	8,042,573	8,390,462
Third Avenue Real Estate Value Fund	7,832,515	17,063,649	24,896,164
Third Avenue International Real Estate Value Fund	832,606	—	832,606

At October 31, 2023, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income	Net Capital Gains	Net Capital Losses
Third Avenue Value Fund	$15,663,911	$15,178,530	$5,877,052

Third Avenue Small-Cap Value Fund	1,719,711	20,617,615	—
Third Avenue Real Estate Value Fund	3,946,795	11,747,432	—
Third Avenue International Real Estate Value Fund	1,761,898	—	(6,630,764)

The book and tax unrealized appreciation/depreciation calculation differs. The difference is primarily attributable to deferred losses on wash sales, PFICs, marked to market, cumulative

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2024 (Unaudited)

timing differences related to investment partnership basis adjustments, capital loss carryforwards, and other timing differences.

At October 31, 2023, Third Avenue Value Fund and Third Avenue International Real Estate Value Fund have long-term capital loss carryforwards of $5,877,052 and $600,124, respectively. The Funds have short-term capital loss carryforwards of $0 and $6,030,640, respectively. Although there is no expiration date on the use of these carryforwards, there may be certain limitations on their use.

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of April 30, 2024 were as follows:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Gross Unrealized Appreciation	$272,087,147	$53,081,221	$115,379,916	$9,615,607
Gross Unrealized Depreciation	(35,233,354)	(3,685,044)	(50,693,635)	(6,202,165)

Net Unrealized Appreciation	$236,853,793	$49,396,177	$64,686,281	$3,413,442

Tax cost	$548,831,153	$128,895,803	$218,256,642	$57,841,245

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreement

April 30, 2024 (Unaudited)

At an in-person meeting held on November 29-30, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Third Avenue Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Third Avenue Management LLC (“Third Avenue” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (together, the “Third Avenue Funds”). At the Meeting, the Board considered the continuation of the Agreement for an additional one-year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Third Avenue in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Third Avenue 15(c) Response”) regarding (i) the services performed by Third Avenue for the Third Avenue Funds, (ii) the composition and qualifications of Third Avenue’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Third Avenue Funds, (iv) investment performance, (v) the financial condition of Third Avenue, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Third Avenue Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Third Avenue’s ability to service the Third Avenue Funds, and (x) compliance with the Third Avenue Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Third Avenue 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Third Avenue Funds; compliance with the Third Avenue Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Third Avenue invited to participate in the Meeting regarding Third Avenue’s history, performance, investment strategy, and compliance program. Representatives of Third Avenue responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Third Avenue Funds and Third Avenue, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Third Avenue 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Third Avenue are appropriate and consistent with the

Third Avenue Trust

Annual Renewal of Investment Advisory Agreement (continued)

April 30, 2024 (Unaudited)

terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Third Avenue Funds are likely to benefit from the provision of those services, (iv) Third Avenue has sufficient personnel, with the appropriate skills and experience, to serve the Third Avenue Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Third Avenue Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Third Avenue Funds and Third Avenue. The Trustees reviewed historical performance charts which showed the performance of the Third Avenue Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023, as applicable. The Trustees considered the short-term and long-term performance of the Third Avenue Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Third Avenue Value Fund. The Trustees noted that the Third Avenue Value Fund’s Institutional Class shares outperformed the MSCI World Total Return Index for the one-year, three-year and five-year periods ended September 30, 2023, and underperformed for the year-to-date and ten-year periods ended September 30, 2023. They further noted that the Third Avenue Value Fund’s Institutional Class shares outperformed each of the MSCI World Value Total Return Index and Lipper Global Small-/Mid-Cap Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2023.

Third Avenue Small-Cap Value Fund. The Trustees noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed each of the Russell 2000 Value Total Return Index and Lipper Small-Cap Core Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2023.

Third Avenue Real Estate Value Fund. The Trustees noted that the Third Avenue Real Estate Value Fund’s Institutional Class shares outperformed the FTSE EPRA Nareit Developed Total Return Index for the year-to-date, one-year and three-year periods ended September 30, 2023, and underperformed for the five-year and ten-year periods ended September 30, 2023. They further noted that the Third Avenue Real Estate Value Fund’s Institutional Class shares outperformed the Lipper Global Real Estate Funds Classification for the year-to-date, one-year and three-year periods ended September 30, 2023, and underperformed for the five-year and ten-year periods ended September 30, 2023.

Third Avenue International Real Estate Value Fund. The Trustees noted that the Third Avenue International Real Estate Value Fund’s Institutional Class shares outperformed each of the FTSE EPRA Nareit Global ex US Total Return Index and Lipper International Real Estate Funds Classification for the year-to-date, one-year, three-year, five-year and since inception periods ended September 30, 2023.

The Trustees concluded that the performance of each of the Third Avenue Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreement (continued)

April 30, 2024 (Unaudited)

The Trustees noted that the representatives of Third Avenue had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Third Avenue Funds and any other ancillary benefit resulting from the Third Avenue’s relationship with the Third Avenue Funds.

The Trustees also reviewed information regarding the fees Third Avenue charges to certain other clients and evaluated explanations provided by Third Avenue as to differences in fees charged to the Third Avenue Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Third Avenue Funds versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Third Avenue are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Third Avenue.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Third Avenue Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Value Fund’s Institutional Class shares were within the range of and lower than, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Value Fund’s Peer Group.

Third Avenue Small-Cap Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Small-Cap Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Small- Cap Value Fund’s Peer Group.

Third Avenue Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Real Estate Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Real Estate Value Fund’s Peer Group.

Third Avenue International Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue International Real Estate Value Fund’s Institutional Class shares were higher than and within the range of, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue International Real Estate Value Fund’s Peer Group.

The Trustees considered the costs of the services provided by Third Avenue, the compensation and benefits received by Third Avenue in providing services to the Third Avenue Funds, the profitability and certain additional information related to the financial condition of Third Avenue. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Third Avenue.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Third Avenue Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of

Third Avenue Trust

Annual Renewal of Investment Advisory Agreement (continued)

April 30, 2024 (Unaudited)

shareholders should be achieved if assets of the Third Avenue Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Third Avenue Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Third Avenue has contractually agreed to waive fees and/or reimburse certain expenses of the Third Avenue Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Third Avenue Trust

Statement Regarding Liquidity Risk Management Program

April 30, 2024 (Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Third Avenue Trust, on behalf of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”), met on November 29-30, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed Third Avenue Management LLC (“TAM”), the investment adviser to the Funds, as the program administrator for the Program. At the Meeting, TAM provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2023 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described TAM’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary for a Fund and noted that, given the composition of each Fund’s holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests as well as procedures pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended, which provides a mechanism for transactions between a Fund and certain affiliated persons as defined. TAM also took into consideration each Fund’s shareholder ownership concentration and the fact shares of each Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

Third Avenue Trust

Statement Regarding Liquidity Risk Management Program (continued)

April 30, 2024 (Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, TAM reviewed each Fund’s holdings of cash and cash equivalents. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement and are not permitted to enter into any interfund lending arrangements.

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2023 and held for the six months ended April 30, 2024 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Real Estate Value Fund and all hypothetical data.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)

(Unaudited)

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 to April 30, 2024*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,242.60	$8.13	1.46%
Hypothetical	$1,000.00	$1,017.61	$7.32	1.46%
Institutional Class
Actual	$1,000.00	$1,244.10	$6.73	1.21%
Hypothetical	$1,000.00	$1,018.86	$6.06	1.21%
Z Class
Actual	$1,000.00	$1,244.70	$6.20	1.11%
Hypothetical	$1,000.00	$1,019.34	$5.58	1.11%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,181.90	$7.59	1.40%
Hypothetical	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,183.20	$6.24	1.15%
Hypothetical	$1,000.00	$1,019.14	$5.77	1.15%
Z Class
Actual	$1,000.00	$1,184.10	$5.70	1.05%
Hypothetical	$1,000.00	$1,019.64	$5.27	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,219.70	$7.85	1.42%
Hypothetical	$1,000.00	$1,017.79	$7.13	1.42%
Institutional Class
Actual	$1,000.00	$1,221.10	$6.47	1.17%
Hypothetical	$1,000.00	$1,019.04	$5.88	1.17%
Z Class
Actual	$1,000.00	$1,221.50	$5.92	1.07%
Hypothetical	$1,000.00	$1,019.54	$5.38	1.07%
Third Avenue International Real Estate Value Fund
Institutional Class
Actual	$1,000.00	$1,135.50	$5.31	1.00%
Hypothetical	$1,000.00	$1,019.89	$5.02	1.00%
Z Class
Actual	$1,000.00	$1,135.90	$5.31	1.00%
Hypothetical	$1,000.00	$1,019.89	$5.02	1.00%

*

Expenses (net of fee waivers, expense reimbursements and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

Christine S. Catanzaro — Treasurer, Chief Financial Officer

T. Richard Keyes — Vice President

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

John J. Canning — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(800) 443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

675 Third Avenue, Suite 2900-05

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street,

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

	Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	675 Third Avenue, Suite 2900-05	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date July 2, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date July 2, 2024

* Print the name and title of each signing officer under his or her signature.